Company Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2013
Company Premises and Equipment [Abstract]
Summary of premises and equipment
A summary of the cost and accumulated depreciation and amortization of Company premises and equipment as of December 31, 2013 and 2012 is as follows:

	Estimated Useful lives	2013	2012
		(Dollars in thousands)

Land		$820	$820
Building and improvements	12 years	4,091	3,992
Furniture and equipment	9.6 years	1,913	1,800
Total premises and equipment		6,824	6,612
Less: accumulated depreciation and amortization		(2,960)	(2,623)
Premises and equipment, net		$3,864	$3,989

Schedule of future minimum rental payments for operating leases
At December 31, 2013, the required future minimum rental payments under these leases and other equipment operating leases are as follows:

Years Ending December 31,	(Amounts in thousands)

2014	140
2015	140
2016	107
2017	31
Total minimum lease payments	$418